Other Current and Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

NOTE 11 – OTHER CURRENT AND NON-CURRENT ASSETS

As of December 31, 2025, other current assets included a three-year fixed deposit in the amount of RMB 27,400,000, or $3,918,148, in Minsheng Bank, from June 9, 2023, to June 9, 2026, which as of December 31, 2024, was included in other non-current assets. The annual interest rate on the deposit is 3.2%, and early withdrawal before the expiry date is not allowed.

During the fiscal year ended December 31, 2025 and 2024, the Company pledged this fixed deposit and all accrued interest income as collateral to secure bank loan for Zhejiang Rayak Technology Co. Ltd., a related party of the Company.